Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Accrued Expenses and Other Current Liabilities

6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (dollars in thousands):

	July 13, 2013	December 29, 2012
Wages, taxes and benefits	$14,408	$20,585
Lottery	11,208	10,787
Union medical, pension and 401(k)	6,077	4,518
Interest payable	5,552	1,072
Self-insurance reserves	4,973	4,784
Sales and use tax	4,591	1,129
Property and equipment expenditures	3,792	4,907
Professional and legal fees	3,482	6,459
Gift cards	2,804	6,196
Utilities	2,168	2,404
Repairs and maintenance	1,972	2,164
Money orders	1,858	1,868
Other	11,267	8,867

	$74,152	$75,740

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Wages, taxes and benefits	$20,585	$21,779
Lottery	10,787	10,124
Professional and legal fees	6,459	1,538
Gift cards	6,196	4,517
Property and equipment expenditures	4,907	1,718
Self-insurance reserves	4,784	3,468
Union medical, pension and 401(k)	4,518	3,226
Utilities	2,404	2,192
Repairs and maintenance	2,164	2,271
Money orders	1,868	3,133
Sales and use tax	1,129	964
Interest payable	1,072	7,846
Other	8,867	11,901

	$75,740	$74,677